Gain on sale of assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain on sale of assets [Line Items]
Gain/loss	$ 22	$ 26	$ 71
West Juno [Member]
Gain on sale of assets [Line Items]
Net proceeds	248
Book value on disposal	226
Gain/loss	22
West Larissa [Member]
Gain on sale of assets [Line Items]
Net proceeds		55
Book value on disposal		29
Gain/loss		26
West Ceres [Member]
Gain on sale of assets [Line Items]
Net proceeds			178
Book value on disposal			157
Gain/loss			21
West Atlas [Member]
Gain on sale of assets [Line Items]
Net proceeds			200
Book value on disposal			142
Gain/loss			58
Chestnut Field [Member]
Gain on sale of assets [Line Items]
Net proceeds			4
Book value on disposal			0
Gain/loss			4
Newbuild [Member]
Gain on sale of assets [Line Items]
Net proceeds			11	[1]
Book value on disposal			23	[1]
Gain/loss			(12)	[1]
Total [Member]
Gain on sale of assets [Line Items]
Net proceeds	248	55	393
Book value on disposal	226	29	322
Gain/loss	$ 22	$ 26	$ 71

[1]	Loss incurred due to the PPL yard exercising their option to purchase the construction contract for one jack-up rig.